Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 286,445	$ 1,021,725	$ 992,830
Depreciation of plant and equipment	14,188	10,318	9,273
Amortization of operating lease right-of-use assets	131,943	138,660	95,936
Expected credit loss allowance	6,909	(9,040)	6,661
Impairment loss on trade receivables	7,110	13,076	153
Changes in assets and liabilities:
Accounts receivable	(9,420)	(40,483)	(145,492)
Deposits and other current assets	(102,537)	(4,764)	(1,443)
Accounts payable and other payables	50,840	93,760	356,807
Deferred tax assets	551	(1,435)	(88)
Contract liabilities	256,443	75,302	28,278
Amounts due (to) from related parties	287,688	386,207	(225,182)
Amount due from beneficial shareholder		10,020	9,108
Operating lease liabilities	(131,761)	(118,814)	(101,201)
Income tax receivable/payable	(226,045)	(36,387)	98,911
Net cash generated from operating activities	572,354	1,538,145	1,124,551
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(25,875)	(23,203)	(1,330)
Prepayment of an internal-use system development contract	(480,528)
Net cash used in investing activities	(506,403)	(23,203)	(1,330)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred IPO costs		(740,105)	(10,256)
Payments of offering costs for IPO	(1,540,289)
Proceeds from issuance of shares pursuant to IPO	5,799,600
Dividends paid – prior year			(34,615)
Advance from related parties	91,051		1,505,202
Repayments to related parties	(395,071)	(382,580)	(2,343,111)
Net cash generated from (used) in financing activities	3,955,291	(1,122,685)	(882,780)
Net increase in cash and cash equivalents and restricted cash	4,021,242	392,257	240,441
Effect of foreign currency translation on cash and cash equivalents	(8,419)	20,218	(432)
Cash and cash equivalents and restricted cash, beginning of year	2,450,919	2,038,444	1,798,435
Cash and cash equivalents and restricted cash, end of year	6,463,742	2,450,919	2,038,444
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease obligations	30,026	307,763	55,651
Unpaid dividends payable offset against balances among related parties (Note 16 (c))			2,181,473
Offset amount due from a beneficial owner and amounts due to a related party		63,000	187,745
Offset amount due to a related party to trade payables – related parties			260,577
Supplementary cash flow information:
Taxes paid	219,930	167,843	38,122
Interest received	$ 97,781	$ 38,494	$ 49,833